Reconciliation of the Financials to Schedule H of Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of the Plan’s net assets available for benefits per the financial statements at December 31, 2025 and 2024 to Schedule H of Form 5500:

	2025	2024

Net assets per financial statements	$12,440,224,027	$11,510,139,934
Deemed distributions of participant loans	(3,868,913)	(3,298,362)
Net assets available for benefits per Schedule H	$12,436,355,114	$11,506,841,572
The following is a reconciliation of total expenses paid per the financial statements for the year ending December 31, 2025 to Schedule H of Form 5500:

Total deductions per the financial statements	$1,313,991,618
Deemed distributions of participant loans	$710,835
Deemed distributions of participant loans – offset during plan year	(140,284)
Total expenses paid per Schedule H of Form 5500	$1,314,562,169